Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost:
Raw materials	$ 212	$ 514
Work-in-progress	103	206
Finished goods	986	312
Provision for inventory write-off	(75)
Inventories, net	$ 1,226	$ 1,032